Composition of Certain Financial Statement Captions - Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable and Accrued Expenses [Abstract]
Accounts payable		$ 9,474	$ 4,758
Accrued payroll and bonus		920	987
Accrued professional fees		236	128
Accrued vacation and compensation		356	370
Accrued R&D studies		185	388
Accrued interest		117
Accounts payable and accrued expenses, Total	$ 11,623	$ 11,288	$ 6,631